Provisions (Details) - Warranty provision - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in other provisions [abstract]
Balance at the beginning	$ 237	$ 200
Additional provision recognized	168	37
Balance at the end	$ 405	$ 237